Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2018
Employee-related expenditure
Schedule of employee related expenditures

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		28 448	26 646	25 878
salaries, wages and other employee-related expenditure		26 388	24 814	23 996
post-employment benefits		2 060	1 832	1 882
Share-based payment expenses		1 565	226	494
equity-settled	35	910	463	123
cash-settled	34	655	(237)	371

Total employee-related expenditure		30 013	26 872	26 372
Costs capitalised to projects		(2 545)	(2 455)	(2 461)

Per income statement		27 468	24 417	23 911

Schedule of the number of employees.

	2018	2017	2016
for the year ended 30 June	Number	Number	Number
Permanent employees	31 020	30 600	29 726
Non-permanent employees	250	300	374

	31 270	30 900	30 100

	2018	2017	2016
for the year ended 30 June	Number	Number	Number
Business segmentation
 Mining	7 471	7 483	7 263
 Exploration and Production International	430	416	413
 Energy	5 069	5 008	4 820
 Base Chemicals	6 723	6 430	6 145
 Performance Chemicals	6 601	6 443	6 342
 Group Functions	4 976	5 120	5 117

Total operations	31 270	30 900	30 100